CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Millions		Dec. 31, 2019 COP ($)		Dec. 31, 2018 COP ($)
ASSETS
Cash and cash equivalents		$ 23,738,042		$ 18,730,810
Financial assets Investments		16,822,754		17,361,475
Derivative financial assets		1,902,955		1,843,708
Financial assets investments and derivative financial instruments		18,725,709		19,205,183
Loans and advances to customers and financial institutions		182,282,743		173,819,116
Allowance for loans, advances and lease losses		(10,929,395)		(10,235,831)
Loans and advances to customers and financial institutions, net		171,353,348		163,583,285
Assets held for sale and inventories, net		518,749		636,028
Investment in associates and joint ventures		2,367,757	[1]	2,149,579	[2]
Investment properties		1,992,964		1,732,873
Premises and equipment, net		3,827,865		3,368,647
Right of use assets, lease		1,692,116
Goodwill and intangible assets, net		7,233,312		7,201,855
Deferred tax, net		401,002		271,177
Other assets, net		4,237,249		3,197,045
TOTAL ASSETS		236,088,113		220,076,482
LIABILITIES
Deposits by customers		157,205,312		142,128,471
Interbank deposits		1,363,679		1,374,222
Repurchase agreements and other similar secured borrowing	[3]	1,313,737		2,315,555
Liabilities relating to assets held for sale		0		163,596
Derivative financial liabilities		1,860,812		1,295,070
Borrowings from other financial institutions		13,959,343		16,337,964
Debt instruments in issue		19,921,515		20,287,233
Lease liabilities		1,831,585
Preferred shares		584,204		583,997
Current tax		195,757		166,472
Deferred tax, net		1,521,958		1,318,295
Employees benefit plans		768,947		682,129
Other liabilities		6,755,645		6,768,253
TOTAL LIABILITIES		207,282,494		193,421,257
EQUITY
Share capital		480,914		480,914
Additional paid-in-capital		4,857,454		4,857,454
Appropriated reserves		10,413,092		9,741,774
Retained earnings		4,695,010		3,906,945
Net income attributable to equity holders of the Parent Company		3,117,351		2,658,864
Accumulated other comprehensive income, net of tax		3,320,098		3,202,969
STOCKHOLDERS' EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY		26,883,919		24,848,920
Non-controlling interest		1,921,700		1,806,305
TOTAL EQUITY		28,805,619		26,655,225
TOTAL LIABILITIES AND EQUITY		$ 236,088,113		$ 220,076,482

[1]	As of December 31, 2019, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	Total repo liabilities have maturities of less than 30 days.